Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent events
Subsequent events

19. Subsequent events

On October 23, 2020, the Partnership drew $10.65 million on the $85 million revolving credit facility from HLNG.

On November 13, 2020, the Partnership paid a distribution with respect to the quarter ended September 30, 2020 of $0.44 per common unit. The total amount of the distribution was $15.1 million.

On November 16, 2020, the Partnership paid a distribution of $3.7 million, or $0.546875 per Series A preferred unit, for the period commencing on August 15, 2020 to November 14, 2020.

For the period from October 1, 2020 to November 17, 2020, the Partnership sold an aggregate of 32,951 Series A preferred units under its ATM program at an average gross sales price of $24.12 per unit and received net proceeds, after sales commissions, of $0.8 million.

After the balance sheet date, there continues to be significant macroeconomic uncertainty as a result of the Coronavirus (COVID-19) outbreak. The scale and duration of this development remains uncertain and could materially impact the Partnership's earnings and cash flow.